LOANS, FINANCING AND DEBENTURES - GUARANTEES FOR SUBSIDIARY (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	R$ 21,545,766,000
Guarantees of controlled companies
LOANS, FINANCING AND DEBENTURES
Outstanding Balance		R$ 24,441,964,000
Tax Effect of Hydrological Risk Renegotiation	29,005,780,000
Cash Reinforcement – AXIA Energia Norte | AXIA Energia, Cash Reinforcement – AXIA Energia Norte, 2026
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	525,654,000
UHE Passo de São João – AXIA Energia Sul | AXIA Energia, UHE Passo de São João – AXIA Energia Sul, 2026
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	10,170,000
Cash Reinforcement – AXIA Energia Sul | AXIA Energia, Cash Reinforcement – AXIA Energia Sul, 2026 1
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	370,565,000
Cash Reinforcement – AXIA Energia Sul | AXIA Energia, Cash Reinforcement – AXIA Energia Sul, 2026 2
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	325,822,000
Cash Reinforcement – AXIA Energia Sul | AXIA Energia, Cash Reinforcement – AXIA Energia Sul, 2026 3
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	245,963,000
RS Energia – AXIA Energia Sul | AXIA Energia, RS Energia – AXIA Energia Sul, 2027 1
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	4,576,000
RS Energia – AXIA Energia Sul | AXIA Energia, RS Energia – AXIA Energia Sul, 2027 2
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	2,912,000
Cash Reinforcement – AXIA Energia Sul | AXIA Energia, Cash Reinforcement – AXIA Energia Sul, 2027 1
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	423,089,000
Cash Reinforcement – AXIA Energia Sul | AXIA Energia, Cash Reinforcement – AXIA Energia Sul, 2027 2
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	217,261,000
Cash Reinforcement – AXIA Energia Sul | AXIA Energia, Cash Reinforcement – AXIA Energia Sul, 2027 3
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	218,001,000
Working Capital Strengthening – AXIA Energia Norte | AXIA Energia, Working Capital Strengthening – AXIA Energia Norte, 2028 1
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	735,063,000
Working Capital Strengthening – AXIA Energia Norte | AXIA Energia, Working Capital Strengthening – AXIA Energia Norte, 2028 2
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	88,164,000
Debenture Issuance – AXIA Energia Sul | AXIA Energia, Debenture Issuance – AXIA Energia Sul, 2028 1
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	406,076,000
Debenture Issuance – AXIA Energia Norte | AXIA Energia, Debenture Issuance – AXIA Energia Norte, 2028 1
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	139,154,000
Debenture Issuance – AXIA Energia Norte | AXIA Energia, Debenture Issuance – AXIA Energia Norte, 2031
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	1,089,041,000
Debenture Issuance – AXIA Energia Norte | AXIA Energia, Debenture Issuance – AXIA Energia Norte, 2028 2
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	238,550,000
Debenture Issuance – AXIA Energia Norte | AXIA Energia, Debenture Issuance – AXIA Energia Norte, 2032 1
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	2,015,088,000
Working Capital Strengthening – AXIA Energia Norte | AXIA Energia, Working Capital Strengthening – AXIA Energia Norte, 2028
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	487,040,000
Debenture Issuance – AXIA Energia Sul | AXIA Energia, Debenture Issuance – AXIA Energia Sul, 2028 2
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	263,776,000
UHE Mauá – AXIA Energia Sul | AXIA Energia, UHE Mauá – AXIA Energia Sul, 2028
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	58,877,000
UHE São Domingos – AXIA Energia Sul | AXIA Energia, UHE São Domingos – AXIA Energia Sul, 2028
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	44,548,000
Debenture Issuance – AXIA Energia Nordeste | AXIA Energia, Debenture Issuance – AXIA Energia Nordeste, 2029 1
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	1,028,603,000
Debenture Issuance – AXIA Energia Nordeste | AXIA Energia, Debenture Issuance – AXIA Energia Nordeste, 2029 2
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	108,153,000
Corporate Projects – AXIA Energia Nordeste | AXIA Energia, Corporate Projects – AXIA Energia Nordeste, 2029
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	23,669,000
Livramento Wind Complex – Entorno II – AXIA Energia Sul | AXIA Energia, Livramento Wind Complex – Entorno II – AXIA Energia Sul, 2029
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	136,307,000
Belo Monte Transmissora de Energia – AXIA Energia Norte | AXIA Energia, Belo Monte Transmissora de Energia – AXIA Energia Norte, 2029
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	219,484,000
Debenture Issuance – AXIA Energia Sul | AXIA Energia, Debenture Issuance – AXIA Energia Sul, 2029
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	261,330,000
UHE Santo Antônio | AXIA Energia, UHE Santo Antônio, 2030
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	322,770,000
UHE Santo Antônio | AXIA Energia, UHE Santo Antônio, 2038
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	4,784,094,000
Debenture Issuance – AXIA Energia Nordeste | AXIA Energia, Debenture Issuance – AXIA Energia Nordeste, 2031 1
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	4,930,464,000
Debenture Issuance – AXIA Energia Nordeste | AXIA Energia, Debenture Issuance – AXIA Energia Nordeste, 2031 2
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	1,982,795,000
Debenture Issuance – AXIA Energia Norte | AXIA Energia, Debenture Issuance – AXIA Energia Norte, 2031
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	1,988,177,000
Debenture Issuance – AXIA Energia Norte | AXIA Energia, Debenture Issuance – AXIA Energia Norte, 2032 2
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	2,127,651,000
Debenture Issuance – AXIA Energia Sul | AXIA Energia, Debenture Issuance – AXIA Energia Sul, 2031
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	544,347,000
Casa Nova II and III Wind Farms – AXIA Energia Nordeste | AXIA Energia, Casa Nova II and III Wind Farms – AXIA Energia Nordeste, 2031
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	98,511,000
Corporate Transmission Projects – AXIA Energia Nordeste | AXIA Energia, Corporate Transmission Projects – AXIA Energia Nordeste, 2031
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	88,946,000
Transmissora Delmiro Gouveia – TDG | AXIA Energia, Transmissora Delmiro Gouveia – TDG, 2031
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	37,473,000
Transmissora Delmiro Gouveia – TDG | AXIA Energia, Transmissora Delmiro Gouveia – TDG, 2032
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	77,002,000
Linha Verde Transmissora – AXIA Energia Norte | AXIA Energia, Linha Verde Transmissora – AXIA Energia Norte, 2033
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	108,659,000
Corporate Transmission Projects – AXIA Energia Nordeste | AXIA Energia, Corporate Transmission Projects – AXIA Energia Nordeste, 2034
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	178,562,000
Debenture Issuance – AXIA Energia Norte | AXIA Energia, Debenture Issuance – AXIA Energia Norte, 2035
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	720,568,000
Teles Pires | AXIA Energia, Teles Pires, 2036
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	1,249,555,000
Corporate Transmission Projects – AXIA Energia Nordeste | AXIA Energia, Corporate Transmission Projects – AXIA Energia Nordeste, 2036
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	R$ 79,270,000